The fair value of the Vedatis Earn-Out Payment on the acquisition date and at December 31, 2021was calculated using the following inputs: (Details) - Vedatis [Member]	Dec. 31, 2021	May 01, 2021
IfrsStatementLineItems [Line Items]
Payment date	Aug. 29, 2025	Aug. 29, 2025
Maturity period	3 years 7 months 28 days	4 years 3 months 29 days
Required metric risk premium	21.75%	21.75%
Ebitda volatility rate	17.00%	19.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	1.15%	0.75%
Discount rate (risk free rate) for equity-based payment	1.16%	0.78%
Discount rate (risk adjusted rate) for cash payment	9.79%	8.16%